Inventories - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Net inventory provision		$ 4.9	$ 17.0	$ 4.1
Inventory write-down		7.2		$ 9.9
Reversal of inventory write-down	$ 5.8	2.3
Inventory write down, percentage related to specified aged inventory (percent)				66.67%
Deposits from customers		$ 434.0	$ 174.7